Common Stock	6 Months Ended
Jun. 30, 2014
Equity [Abstract]
Common Stock

8. Common Stock

In April 2014, we completed an IPO selling 4,500,000 shares of our common stock at $12.00 per share and received net proceeds of $50.2 million after underwriters’ discounts and commissions. In addition, we incurred $5.8 million in offering expenses, resulting in total costs of $9.6 million and net offering proceeds to us of $44.4 million. In May 2014, the underwriters exercised their option to purchase an additional 675,000 shares of our common stock at $12.00 per share in full. As a result, we received an additional $7.5 million in net proceeds after underwriters’ discounts and commissions of $567,000, for total net proceeds of $51.9 million from the IPO.

Stock Reserved for Future Issuance

Shares reserved for future issuance at June 30, 2014 (unaudited) are as follows:

Number of Shares
Exercise of common stock warrants	250,646
Common stock options outstanding	3,174,470
Common stock options available for future grant	552,067

Total common shares reserved for future issuance	3,977,183